SIGNIFICANT ACCOUNTING POLICIES - Significant entities (Details)		12 Months Ended
	Jun. 16, 2014	Dec. 31, 2020
Minera Meridian Ltda.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		100.00%
Proportion of ownership interest in subsidiary		100.00%
Jacobina Mineração e Comércio Ltda.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		100.00%
Proportion of ownership interest in subsidiary		100.00%
Estelar Resources S.A. (i)
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		100.00%
Proportion of ownership interest in subsidiary		100.00%
Minera Florida Ltda.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		100.00%
Proportion of ownership interest in subsidiary		100.00%
Suyai del Sur S.A. [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		100.00%
Proportion of ownership interest in subsidiary		100.00%
Agua De La Falda S.A.
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		57.60%
Proportion of ownership interest in subsidiary		57.60%
Canadian Malartic Corporation [Member]
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in joint operation	50.00%	50.00%
Proportion of ownership interest in joint operation	50.00%	50.00%
Minera Agua Rica Alumbrera Ltd
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in subsidiary		56.25%
Proportion of ownership interest in subsidiary		56.25%
Nomad Royalty Company
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate		7.75%
Monarch Gold Corporation
Disclosure of information about consolidated structured entities [line items]
Proportion of ownership interest in associate		6.92%